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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Bond Fund

 Schedule of Investments 9/30/11 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 0.6%

 Energy - 0.2%

 Coal & Consumable Fuels - 0.2%

 2,680,000

 BB- / NR

 Massey Energy Co., 3.25%, 8/1/15

 $

 2,375,150

 Total Energy

 $

 2,375,150

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.0%

 766,000

 B+ / B2

 Omnicare Inc., 3.25%, 12/15/35

 $

 692,273

 Total Health Care Equipment & Services

 $

 692,273

 Semiconductors - 0.3%

 4,725,000

 A- / NR

 Intel Corp., 2.95%, 12/15/35

 $

 4,789,969

 Total Semiconductors

 $

 4,789,969

 TOTAL CONVERTIBLE CORPORATE BONDS

 Shares

 (Cost  $7,246,329)

 $

 7,857,392

 PREFERRED STOCKS - 1.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 5,610

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 5,789,520

 Total Banks

 $

 5,789,520

 Diversified Financials - 0.2%

 Diversified Financial Services - 0.2%

 116,000

 Citigroup Capital XIII, 7.875%, 10/30/40

 $

 3,063,560

 Total Diversified Financials

 $

 3,063,560

 Insurance - 0.3%

 Life & Health Insurance - 0.3%

 153,800

 Delphi Financial Group, 7.376%, 5/15/37

 $

 3,701,966

 Total Insurance

 $

 3,701,966

 Real Estate - 0.5%

 Real Estate Operating Companies - 0.5%

 150,400

 Forest City Enterprises, Inc., 7.0%, 12/31/49

 $

 6,843,200

 Total Real Estate

 $

 6,843,200

 TOTAL PREFERRED STOCKS

 (Cost  $20,918,099)

 $

 19,398,246

 ASSET BACKED SECURITIES - 7.2%

 Materials - 1.2%

 Diversified Metals & Mining - 0.1%

 1,744,572

 NR / A1

 Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28

 $

 1,834,532

 521,677

 BBB+ / A2

 Lehman ABS Manufactured Housing Contract Trust, 5.873%, 5/15/22

 555,923

 $

 2,390,455

 Precious Metals & Minerals - 0.3%

 2,200,000

 BBB+ / Ba3

 Madison Avenue Manufactured Housing, 2.4626%, 3/25/32

 $

 2,012,131

 907,564

 A / NR

 Mid-State Trust, 5.25%, 11/1/20

 946,852

 906,532

 5.91

 AA / Aa2

 Origen Manufactured Housing, Floating Rate Note, 1/15/35

 982,183

 $

 3,941,166

 Steel - 0.7%

 428,800

 AAA / Aaa

 Accredited Mortgage Loan Trust, 0.8015%, 10/25/34

 $

 368,735

 987,058

 0.65

 AA+ / Aa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/35

 902,542

 727,208

 0.61

 AA+ / Aa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/35

 714,300

 2,445,153

 5.07

 AAA / B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 2,207,416

 4,700,000

 AAA / Aa2

 First NLC Trust, 0.74719%, 9/25/35

 4,353,234

 $

 8,546,227

 Total Materials

 $

 14,877,848

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 773,333

 A / NR

 TAL Advantage LLC, 4.31%, 5/20/26

 $

 785,725

 Total Commercial Services & Supplies

 $

 785,725

 Automobiles & Components - 0.4%

 Automobile Manufacturers - 0.4%

 650,000

 BBB / Aa2

 AMCAR, 4.2%, 11/8/16

 $

 663,491

 500,000

 BBB / Baa1

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 498,060

 600,115

 A / NR

 Santander Drive Auto Receivables Trust, 1.89%, 5/15/13

 596,212

 1,350,000

 NR / Aa1

 Santander Drive Auto Receivables Trust, 2.44%, 1/15/16

 1,353,787

 2,437,989

 BBB / NR

 Santander Drive Auto Receivables Trust, 3.35%, 6/15/17

 2,436,038

 $

 5,547,588

 Total Automobiles & Components

 $

 5,547,588

 Food & Drug Retailing - 0.7%

 Food Retail - 0.7%

 2,895,000

 BBB- / Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37

 2,923,950

 5,325,000

 BB / Aaa

 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37

 5,431,500

 Total Food & Drug Retailing

 $

 8,355,450

 Banks - 1.9%

 Diversified Banks - 0.1%

 1,300,423

 0.34

 AAA / Aa1

 Wells Fargo Home Equity, Floating Rate Note, 4/25/37

 $

 1,245,588

 Thrifts & Mortgage Finance - 1.7%

 1,038,180

 AAA / Aaa

 321 Henderson Receivables, Inc., 3.82%, 12/15/48

 $

 1,045,015

 439,789

 0.24

 AAA / Ba1

 Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37

 433,810

 310,276

 0.68

 AA / Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 306,227

 358,708

 0.59

 AAA / Baa3

 Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35

 328,773

 2,791,000

 5.94

 A / B1

 Citicorp Residential Mortgage, Floating Rate Note, 7/25/36

 2,660,638

 1,700,000

 A / B2

 Citicorp Residential Mortgage Securities, Inc., 5.892%, 3/25/37

 1,545,195

 600,000

 AAA / B2

 Citicorp Residential Mortgage Securities, Inc., 5.775%, 9/25/36

 575,602

 515,748

 BBB / Baa3

 Citigroup Mortgage Loan Trust, 0.34606%, 1/25/37

 499,722

 866,731

 0.60

 AA+ / Aa1

 Citigroup Mortgage Loan Trust, Floating Rate Note, 7/25/35

 843,933

 2,469,389

 BBB / Baa3

 Countrywide Home Equity Loan Trust, 0.5371%, 11/15/28

 2,330,536

 700,000

 6.25

 AA / B1

 Credit-Based Asset Servicing, Floating Rate Note, 10/25/36

 697,113

 1,445,288

 0.89

 AA+ / Aa2

 Credit-Based Asset Servicing, Floating Rate Note, 5/25/50

 1,386,085

 285,514

 5.56

 AAA / A2

 CRMSI 2006-2 A3 Floating Rate Note,  9/25/36

 284,900

 524,351

 0.77

 AAA / Aaa

 First Franklin Mortgage Loan Asset, Backed Certificates, Floating Rate Note 9/24/34

 481,111

 262,579

 0.30

 A / A2

 Fremont Home Loan Trust, Floating Rate Note, 2/25/36

 259,992

 541,677

 0.62

 A / A2

 Gsamp Trust, Floating Rate Note, 3/25/35

 509,501

 176,779

 0.56

 AAA / Aaa

 Gsamp Trust, Floating Rate Note, 8/25/36

 173,720

 607,493

 0.57

 AAA / Aa1

 Gsamp Trust, Floating Rate Note, 9/25/35

 584,576

 1,200,000

 AA / NR

 Leaf II Receivables, 4.9%, 3/20/13

 1,190,640

 4,908,672

 CCC+ / Caa3

 Local Insight Media Finance LLC, 5.88%, 10/23/37

 1,963,469

 453,111

 0.25

 B / Ba3

 Morgan Stanley ABS Capital, Inc., Floating Rate Note, 12/25/36

 428,038

 467,397

 BB- / B1

 Morgan Stanley Home Equity Loan, 0.28125%, 12/25/36

 460,351

 741,103

 0.29

 CCC / Caa3

 Morgan Stanley Home Equity Loan, Floating Rate Note, 4/25/37

 645,723

 31,230

 0.28

 A- / Caa2

 Morgan Stanley Ixis Real Estate, Floating Rate Note, 11/25/36

 9,240

 1,224,058

 0.49

 AAA / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 1,112,357

 372,398

 0.35

 BBB / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 360,826

 1,500,000

 0.67

 AA+ / A3

 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35

 1,413,627

 $

 22,530,720

 Total Banks

 $

 23,776,308

 Diversified Financials - 1.3%

 Consumer Finance - 0.1%

 900,000

 0.63

 AAA / Aaa

 SLMA 2004-10 A6B, Floating Rate Note, 4/27/26

 $

 855,000

 Diversified Financial Services - 0.8%

 247,908

 0.63

 AA / Aa2

 Asset Backed Securities Corp., Floating Rate Note, 4/25/35

 $

 238,591

 1,700,000

 A / NR

 DT Auto Owner Trust, 3.46%, 1/15/14

 1,709,929

 1,400,000

 BBB / NR

 DT Auto Owner Trust, 4.89%, 1/17/2017

 1,415,619

 585,658

 AA / NR

 DT Auto Owner Trust, 5.92%, 10/15/15

 601,115

 1,952,810

 AAA / Aaa

 Home Equity Asset Trust, 0.75719%  112535

 1,863,758

 381,087

 0.43

 AAA / A1

 JP Morgan Mortgage Acquisition, Floating Rate Note, 12/25/35

 346,925

 3,300,000

 0.68

 AA- / A3

 Long Beach Mortgage Loan Trust, Floating Rate Note,  4/25/35

 2,853,503

 800,000

 A / NR

 Prestige Auto Receivables Trust, 3.9%, 7/16/18

 815,343

 $

 9,844,783

 Specialized Finance - 0.4%

 2,763,995

 0.46

 AA+ / Baa3

 Aegis Asset Backed Securities, Floating Rate Note, 3/25/12

 $

 2,309,362

 800,000

 5.32

 A / A2

 Irwin Home Equity Co., Floating Rate Note, 4/25/30

 619,971

 2,125,397

 0.89

 NR / Baa1

 Irwin Home Equity Co., Floating Rate Note, 6/25/35

 2,004,481

 265,281

 0.67

 AA+ / Aa1

 Master Asset Backed SecurityTrust, 0.67375%, 5/25/35

 257,379

 908,073

 0.54

 AAA / Aaa

 New Century Home Equity Loan, Floating Rate Note, 3/25/35

 754,761

 $

 5,945,954

 Total Diversified Financials

 $

 16,645,737

 Real Estate - 0.9%

 Mortgage Real Estate Investment Trust - 0.9%

 5,000,000

 A+ / NR

 FREMF Mortgage Trust, 4.437%, 11/25/17

 $

 4,654,464

 1,500,000

 NR / NR

 FREMF Mortgage Trust, 4.598%, 11/25/49

 1,348,734

 1,750,000

 NR / A3

 FREMF Mortgage Trust, 4.77055%, 4/25/44

 1,749,397

 800,000

 A- / A3

 FREMF Mortgage Trust, 4.8868%, 7/25/44

 728,353

 890,000

 NR / NR

 FREMF Mortgage Trust, 5.163344%, 9/25/45

 837,870

 600,000

 A+ / NR

 FREMF Mortgage Trust, 5.237%, 9/25/43

 584,494

 850,000

 A+ / A3

 FREMF Mortgage Trust, 5.434669%, 4/25/20

 841,935

 930,595

 NR / NR

 Real Estate Asset Trust, 5.44%, 6/25/31

 940,678

 $

 11,685,925

 Total Real Estate

 $

 11,685,925

 Government - 0.8%

 21,227

 AAA / Aaa

 Federal Home Loan Bank, 6.0%, 4/15/32

 $

 21,304

 3,743,000

 AAA / Aaa

 FHR 3211 PB, 5.5%, 2/15/33

 3,928,764

 627,067

 AAA / Aaa

 Freddie Mac, 5.0%, 8/15/35

 653,157

 5,000,000

 NR / NR

 Freddie Mac, 5.0%, 6/15/33

 5,406,052

 106,782

 AAA / Aaa

 Freddie Mac, 6.1%, 9/15/18

 107,919

 $

 10,117,196

 Total Government

 $

 10,117,196

 TOTAL ASSET BACKED SECURITIES

 (Cost  $94,225,206)

 $

 91,791,777

 COLLATERALIZED MORTGAGE OBLIGATIONS - 17.2%

 Materials - 0.5%

 Forest Products - 0.5%

 1,435,000

 AA / Aa3

 T SRA R 2006-1 B, 5.7467%, 10/15/36

 $

 1,513,548

 4,470,000

 AAA / Aa1

 TSTAR 2006-1A A, 5.668%, 10/15/36

 4,994,396

 $

 6,507,944

 Total Materials

 $

 6,507,944

 Banks - 12.1%

 Thrifts & Mortgage Finance - 12.1%

 1,879,849

 NR / Ba3

 Bank of America Alternative Loan Trust, 5.5%, 1/25/20

 $

 1,891,316

 2,696,263

 NR / Ba2

 Bank of America Alternative Loan Trust, 5.0%, 7/25/19

 2,730,745

 2,315,380

 NR / Baa3

 Bank of America Alternative Loan Trust, 6.0%, 3/25/34

 2,373,297

 1,616,204

 NR / B2

 Bank of America Alternative Loan Trust, 5.25%, 5/25/19

 1,634,227

 1,302,518

 AAA / Aa3

 Bank of America Alternative Loan Trust, 5.75%, 4/25/33

 1,362,379

 2,584,068

 NR / Baa2

 Bank of America Alternative Loan Trust, 5.5%, 9/25/33

 2,659,885

 2,219,407

 BB- / A

 Bank of America Fund, 0.4013%, 9/25/36

 2,099,337

 2,065,532

 B- / NR

 Bank of America Funding Corp., 5.5%, 1/25/36

 2,027,443

 1,451,972

 AAA / Aaa

 Bayview Commercial Asset Trust, 0.67375%, 4/25/34

 1,206,616

 14,996,419

 AAA / A1

 Bayview Commercial Asset Trust, 2.65868%, 7/25/37

 1,217,709

 9,806,341

 AA / A3

 Bayview Commercial Asset Trust, 2.83149%, 9/25/37

 858,055

 2,150,476

 2.45

 AAA / Baa2

 Bear Stearns Adjustable Rate Mortgage, Floating Rate Note, 8/25/33

 1,981,672

 701,846

 AAA / A3

 Chase Mortgage Finance Corp., 5.0%, 10/25/33

 722,995

 2,489,054

 NR / Ba3

 Chase Mortgage Finance Corp., 5.5%, 5/25/35

 2,416,391

 784,828

 AAA / Aaa

 Commercial Mortgage, 0.48705%, 11/15/17

 759,172

 350,000

 NR / Baa1

 Commercial Mortgage, 5.605%, 8/9/16

 329,082

 1,710,660

 AAA / Aaa

 Commercial Mortgage Pass Through Certificates, 0.538%, 11/15/17

 1,619,326

 150,000

 NR / Baa3

 Commercial Mortgage Pass Through Certificates, 5.949%, 8/9/16

 140,561

 868,547

 AAA / Ba1

 Countrywide Alternative, 4.25%, 4/25/34

 844,336

 1,426,238

 AAA / B2

 Countrywide Alternative, 5.5%, 1/25/35

 1,444,311

 6,583,787

 CCC / NR

 Countrywide Alternative, 5.5%, 4/25/35

 3,615,348

 1,923,208

 AAA / NR

 Countrywide Alternative, 5.5%, 8/25/34

 1,802,559

 1,498,389

 AAA / Ba2

 Countrywide Alternative, 5.5%, 4/25/34

 1,529,548

 1,627,728

 0.69

 AAA / NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18

 1,540,390

 1,495,351

 AAA / B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 1,504,173

 2,204,863

 AAA / NR

 Countrywide Alternative Loan Trust, 5.75%, 12/25/33

 2,271,186

 1,797,716

 CC / Ba1

 Countrywide Home Loan, 4.5%, 9/25/35

 1,681,063

 2,027,879

 AAA / Baa3

 Countrywide Home Loan Mortgage Pass Through Trust, 4.867257%, 12/25/33

 1,807,771

 538,621

 AAA / Aa3

 Downey Savings & Loan, 0.83625%, 7/19/44

 381,345

 1,250,000

 A / A2

 Extended Stay America Trust, 4.8603%, 11/5/27

 1,189,333

 601,108

 NR / Baa1

 First Horizon Asset Securities, 5.6329%, 10/25/34

 595,091

 879,051

 CCC / NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 847,361

 800,000

 A / A2

 GMAC Commercial Mortgage Securities, Inc., 5.307%, 4/10/40

 781,178

 3,375,000

 AAA / Aaa

 GMAC Commercial Mortgage Securities, Inc., 4.864%, 12/10/41

 3,565,769

 900,000

 NR / Aaa

 GS Mortgage Securities Corp., II, 5.56%, 11/10/39

 951,084

 1,770,000

 NR / Aa3

 GS Mortgage Securities Corp., II, 5.591%, 11/10/39

 1,602,719

 1,752,192

 AAA / Aaa

 GS Mortgage Securities Corp., II, 7.12%, 11/18/29

 1,812,725

 1,062,875

 0.91

 AAA / A1

 Impac CMB Trust, Floating Rate Note, 10/25/34

 915,368

 693,447

 0.59

 AAA / Aaa

 Impac Securities Assets Corp., Floating Rate Note, 11/25/34

 617,543

 1,236,131

 0.54

 AAA / Aaa

 Impac Securities Assets Corp., Floating Rate Note, 5/25/36

 1,099,784

 1,600,000

 AAA / NR

 JPMorgan Chase Commercial Mortgage, 3.6159%, 11/15/43

 1,561,733

 1,000,000

 BBB+ / Baa1

 JPMorgan Chase Commercial Mortgage, 4.65%, 7/15/28

 980,350

 1,100,000

 A- / Aa3

 JPMorgan Chase Commercial Mortgage Securities Corp., 0.34205%, 5/15/47

 989,542

 1,350,000

 NR / Aaa

 JPMorgan Chase Commercial Mortgage Securities Corp., 4.1712%, 8/15/46

 1,389,234

 2,088,873

 AAA / A2

 JPMorgan Mortgage Trust, 2.657%, 2/25/34

 2,026,117

 1,041,699

 AAA / NR

 JPMorgan Mortgage Trust, 2.675589%, 7/25/34

 941,534

 3,242,177

 AAA / Aa3

 JPMorgan Mortgage Trust, 4.498731%, 10/25/33

 3,181,737

 1,750,000

 AAA / Aaa

 JPMCC 2002-C3 B, 5.146%, 7/12/35

 1,776,420

 1,615,243

 5.50

 AAA / A2

 JPMMT 2004-A1 3A1, Floating Rate Note, 2/25/34

 1,621,878

 2,849,428

 AAA / Ba2

 JPMMT 2004-S1 2A1, 6.0%, 9/25/34

 2,906,576

 2,800,000

 BBB+ / NR

 LB-UBS Commercial Moortgage, 5.616%, 10/15/35

 2,691,920

 1,002,395

 AAA / Aaa

 Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36

 987,955

 1,150,672

 0.44

 AAA / Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30

 970,711

 504,523

 1.04

 AAA / Aaa

 Lehman Brothers Small Balance, Floating Rate Note, 10/25/37

 463,879

 1,400,817

 BB+ / B3

 Master Adjustable Rate, 5.194229%, 1/25/35

 1,206,389

 780,919

 AAA / A1

 Master Adjustable Rate Mortgages Trust, 2.86771%, 4/21/34

 732,944

 2,488,836

 AAA / NR

 Master Alternative Loan, 5.5%, 2/25/35

 2,561,619

 1,007,426

 AAA / NR

 Master Alternative Loans Trust, 4.5%, 1/25/15

 1,006,674

 542,835

 AA- / NR

 Master Alternative Loans Trust, 5.5%, 1/25/35

 553,979

 2,133,753

 AA / NR

 Master Alternative Loans Trust, 5.5%, 10/25/19

 2,187,154

 3,467,699

 AAA / AAA

 Master Alternative Loans Trust, 6.0%, 7/25/34

 3,441,791

 1,657,648

 6.75

 A- / NR

 Master Seasoned Securities Trust, Floating Rate Note, 9/25/32

 1,738,754

 501,390

 AAA / Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 502,506

 206,048

 5.44

 AAA / Aaa

 Merrill Lynch/Countrywide Community, Floating Rate Note, 2/12/39

 205,893

 2,582,833

 AAA / Baa2

 MLCC Mortgage Investors, Inc,. 0.48344%, 3/25/30

 2,150,950

 1,569,975

 0.46

 AAA / Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 1,351,354

 2,950,000

 NR / NR

 Morgan Stanley  Trust, 5.0%, 11/26/36

 2,868,875

 1,455,784

 NR / Aa3

 PHH Mortgage Capital, 6.6%, 12/25/27

 1,419,774

 925,988

 BB / B2

 RAAC Series, 6.0%, 1/25/32

 941,448

 2,156,428

 AAA / NR

 Residential Asset Securitization, 5.5%, 7/25/35

 2,005,780

 2,791,647

 AA+ / NR

 Residential Asset Securitization, 5.75%, 12/25/34

 2,853,038

 1,409,843

 AAA / NR

 Residential Asset Securitization Trust, 5.25%, 11/25/34

 1,436,002

 1,212,635

 A+ / NR

 Residential Asset Securitization Trust, 5.5%, 2/25/35

 1,222,014

 900,381

 AAA / Baa3

 Residential Funding Mortgage Securities, Inc., 5.0%, 5/25/18

 934,178

 8,510,000

 5.54

 D / Caa3

 SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49

 2,829,575

 2,890,000

 5.58

 D / NR

 SASC 2007 BHC1 A2, Floating Rate Note, 12/18/49

 164,730

 1,608,782

 0.81

 AAA / Ba3

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 1,256,254

 1,774,283

 0.41

 AAA / Baa1

 Sequoia Mortgage Trust, Floating Rate Note, 9/20/33

 1,549,009

 1,468,934

 AAA / A3

 Sequoia Mortgage Trust, 0.74969%, 1/20/35

 1,126,201

 825,000

 NR / NR

 Sequoia Mortgage Trust, 3.9%, 9/25/41

 824,997

 1,281,503

 A / B2

 Structured Asset Securities Corp., 5.0%, 5/25/35

 1,260,629

 1,595,755

 AAA / A3

 Structured Asset Securities Corp., 2.6671%, 10/25/33

 1,416,502

 1,787,282

 AAA / Ba1

 Thornburg Mortgage Securities Trust, 4.1376%, 3/25/44

 1,692,444

 3,078,363

 0.93

 AAA / A2

 Thornburg Mortgage Securities Trust, Floating Rate Note, 9/25/44

 2,790,372

 3,787,250

 AAA / Aaa

 Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41

 4,009,349

 500,000

 BB+ / Baa3

 Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48

 307,967

 2,500,000

 A+ / NR

 Wachovia Bank Commercial Mortgage Trust, 5.606%, 4/15/35

 2,490,703

 751,984,546

 0.01

 AAA / Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 797,856

 336,867

 CC / NR

 WaMu Mortgage Pass Through Certificates, 4.82069%, 9/25/35

 329,481

 1,722,987

 AAA / Baa3

 WaMu Mortgage Pass Through Certificates, 2.578211%, 6/25/34

 1,667,441

 2,479,189

 AA / NR

 WaMu Mortgage Pass Through Certificates, 2.73272%, 1/25/35

 2,280,078

 375,129

 CCC / NR

 WaMu Mortgage Pass Through Certificates, 2.77149%, 9/25/35

 303,098

 1,450,000

 AAA / Aaa

 WBCMT 2003-C9 B, 5.109%, 12/15/35

 1,462,318

 3,694,908

 NR / Aaa

 Wells Fargo Commercial Mortgage, 3.349%, 10/15/57

 3,784,210

 651,529

 5.62

 B- / NR

 Wells Fargo Mortgage Backed, Floating Rate Note, 4/25/36

 635,296

 1,151,782

 AAA / A1

 Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/36

 1,162,822

 539,606

 AAA / Baa1

 Wells Fargo Mortgage Backed Securities, 5.5%, 5/25/35

 536,406

 1,119,873

 2.75

 NR / Ba3

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 1/25/35

 984,069

 654,848

 2.78

 AAA / Aa1

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 10/25/34

 623,263

 711,081

 2.78

 BBB- / B1

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 10/25/35

 651,324

 665,200

 4.53

 AAA / A1

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 11/25/33

 632,034

 267,437

 2.74

 AAA / A2

 Wells Fargo Mortgage Backed Securities, Floating Rate Note, 6/25/34

 264,702

 350,000

 NR / A2

 Wells Fargo Mortgage Backed Securities, 5.392%, 2/15/44

 314,572

 2,446,213

 AAA / Ba2

 Wells Fargo Mortgage Backed Securities Trust, 4.75%, 12/25/18

 2,524,788

 $

 154,913,385

 Total Banks

 $

 154,913,385

 Diversified Financials - 3.7%

 Asset Management & Custody Banks - 0.1%

 824,024

 4.94

 NR / NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37

 $

 807,394

 Diversified Financial Services - 2.8%

 1,980,542

 A+ / NR

 Bank of America Mortgage, 5.5%, 11/25/34

 $

 2,065,864

 1,755,077

 2.92

 AAA / Aaa

 Bank of America Mortgage, Floating Rate Note, 7/25/33

 1,643,514

 962,603

 2.87

 NR / Ba3

 Bank of America Mortgage Securities, Floating Rate Note, 5/25/35

 930,196

 2,692,116

 AAA / NR

 Bank of America Mortgage Securities, 5.75%, 1/25/35

 2,753,278

 1,409,158

 3.23

 AAA / Baa3

 Bank of America Mortgage Securities, Floating Rate Note, 10/25/33

 1,298,148

 3,439,284

 2.94

 NR / Baa3

 Bank of America Mortgage Securities, Floating Rate Note, 11/25/33

 3,211,937

 553,191

 2.75

 AAA / Aaa

 Bank of America Mortgage Securities, Floating Rate Note, 6/25/34

 515,315

 927,627

 5.12

 AA- / NR

 Bank of America Mortgage Securities, Floating Rate Note, 9/25/35

 874,821

 1,204,157

 NR / B1

 CMSI 2006-1 3A1, 5.0%, 2/25/36

 1,195,703

 2,950,000

 BBB+ / A2

 Credit Suisse Mortgage Capital Certificates, 0.318%, 2/15/22

 2,699,250

 1,200,000

 BBB / Aa1

 Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39

 1,066,674

 1,900,000

 5.57

 NR / Aa2

 DBUBS Mortgage Trust, Floating Rate Note, 7/10/21

 1,722,041

 1,888,562

 CCC / NR

 JPMorgan Alternative Loan Trust, 6.0%, 3/25/36

 1,448,450

 1,264,392

 CCC / NR

 JPMorgan Alternative Loan Trust, 5.5%, 3/25/36

 892,376

 717,823

 4.13

 NR / NR

 La Hipotecaria SA, Floating Rate Note, 9/8/39

 743,620

 1,395,000

 5.77

 NR / A2

 LSTAR Commercial Mortgage Trust, 5.7457%, 6/25/43

 1,250,778

 1,019,971

 B- / Aaa

 MLMI 2005-A2 A4, 4.48%, 2/25/35

 963,950

 2,171,674

 5.50

 AAA / B2

 RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34

 2,196,602

 4,466,018

 NR / Ba1

 Residential Accredited Loans, Inc., 5.0%, 5/25/19

 4,469,042

 1,850,214

 AAA / NR

 Residential Accredited Loans, Inc., 6.0%, 10/25/34

 1,868,298

 938,667

 0.50

 CCC / Caa3

 Residential Accredited Loans, Inc., Floating Rate Note, 5/25/47

 523,241

 1,323,555

 NR / Ba1

 Residential Accredit Loans, Inc.,5.0%, 7/25/18

 1,346,089

 566,631

 NR / NR

 Vericrest Opportunity Loan Transferee, 5.926%, 12/26/50

 567,492

 $

 36,246,679

 Investment Banking & Brokerage - 0.7%

 1,440,000

 AAA / Aaa

 Bank of America Commercial Mortgage, Inc., 4.877%, 7/10/42

 $

 1,509,447

 1,299,520

 AAA / Aaa

 Banc of America Commercial Mortgage, Inc. 5.381%, 1/15/49

 1,301,179

 1,168,000

 NR / Aaa

 Bear Stearns Commercial Mortgage Securities, 5.7154%, 5/11/17

 1,245,734

 1,250,000

 BBB+ / A3

 Bear Stearns Commercial Mortgage Securities, 5.760%, 9/11/38

 987,415

 2,527,153

 AA / NR

 Bear Stearns Commercial Mortgage Securities, 6.63%, 2/15/35

 2,520,608

 1,600,000

 7.33

 BBB+ / Baa2

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36

 1,567,107

 $

 9,131,490

 Specialized Finance - 0.0%

 606,265

 AAA / NR

 CW Capital Cobalt, Ltd., 5.174%, 8/15/48

 $

 604,591

 Total Diversified Financials

 $

 46,790,154

 Real Estate - 0.6%

 Mortgage Real Estate Investment Trust - 0.6%

 557,843

 AAA / NR

 Credit Suisse First Boston Mortgage, 5.5%, 6/25/33

 $

 547,678

 1,741,167

 1.54

 AA+ / Aa2

 Credit Suisse First Boston Mortgage, Floating Rate Note, 12/25/33

 1,654,386

 3,250,000

 BB / A3

 Credit Suisse First Boston Mortgage Securities Corp., 6.448%, 9/15/34

 3,243,137

 675,000

 A+ / Baa2

 Credit Suisse First Boston Mortgage Securities Corp., 7.165%, 12/15/35

 676,190

 400,000

 4.52

 A- / A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 5/15/38

 367,022

 1,395,060

 1.69

 AA+ / Aa2

 CS First Boston Mortgage Security, Floating Rate Note, 8/25/33

 1,271,110

 $

 7,759,523

 Real Estate Services - 0.0%

 445,475

 AAA / Aaa

 Morgan Stanley Capital, Inc., 7.0%, 7/25/33

 $

 460,259

 Total Real Estate

 $

 8,219,782

 Government - 0.3%

 1,012,839

 AAA / Ba3

 GSR Mortgage Loan Trust, 4.1408%, 6/25/34

 $

 973,525

 1,926,712

 AAA / NR

 GSR Mortgage Loan Trust, 2.5125%, 8/25/33

 1,743,461

 476,689

 BBB- / NR

 GSR Mortgage Loan Trust, 2.911%, 1/25/35

 422,906

 298,980

 BBB+ / NR

 GSR Mortgage Loan Trust, 5.7199%, 2/25/34

 252,922

 $

 3,392,814

 Total Government

 $

 3,392,814

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $232,330,538)

 $

 219,824,079

 CORPORATE BONDS - 35.2%

 Energy - 3.7%

 Oil & Gas Drilling - 0.1%

 1,025,000

 BBB+ / Baa1

 Pride International, 6.875%, 8/15/20

 $

 1,182,731

 Oil & Gas Equipment & Services - 0.3%

 820,000

 3.42

 NR / NR

 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)

 $

 533,000

 2,815,000

 BBB / Baa2

 Weatherford International, Ltd., 9.625%, 3/1/19

 3,637,019

 $

 4,170,019

 Oil & Gas Exploration & Production - 0.8%

 2,292,000

 BB- / B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $

 2,406,600

 1,231,541

 BBB+ / NR

 Gazprom International SA, 7.201%, 2/1/20

 1,292,010

 901,000

 BBB / Baa2

 Marathon Oil Corp., 5.9%, 3/15/18

 1,049,730

 1,349,003

 A / Aa3

 Ras Laffan Liquefied Natural Gas Co., Ltd., III, 5.832%, 9/30/16 (144A) (b)

 1,455,304

 1,000,000

 BBB- / Baa2

 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)

 992,500

 2,080,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)

 2,158,250

 1,000,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.875%, 3/13/18 (144A)

 1,040,000

 $

 10,394,394

 Oil & Gas Refining & Marketing - 0.7%

 1,150,000

 BB- / B1

 Holly Energy Partners LP, 6.25%, 3/1/15

 $

 1,135,625

 2,475,000

 BBB / Baa2

 Spectra Energy Capital, 6.2%, 4/15/18

 2,795,990

 2,200,000

 BBB / Baa2

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 2,245,813

 2,890,000

 BBB / Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 3,703,469

 $

 9,880,897

 Oil & Gas Storage & Transportation - 1.7%

 435,000

 BBB- / Baa2

 Boardwalk Pipelines LLC, 5.5%, 2/1/17

 $

 474,727

 1,535,000

 BBB / Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 1,751,199

 2,900,000

 BBB / Baa2

 DCP Midstream, 9.75%, 3/15/19

 3,858,723

 3,250,000

 BBB / Baa2

 Kinder Morgan Energy, 5.95%, 2/15/18

 3,698,815

 3,500,000

 BBB- / Baa3

 Plains All America Pipeline, 6.125%, 1/15/17

 3,939,387

 3,885,000

 A / A3

 Questar Pipeline Co., 5.83%, 2/1/18

 4,531,379

 2,000,000

 BB / Ba1

 Southern Union Co., 7.2%, 11/1/66

 1,690,000

 1,500,000

 BBB / Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,701,891

 $

 21,646,121

 Total Energy

 $

 47,274,162

 Materials - 2.1%

 Aluminum - 0.2%

 2,425,000

 BBB- / Baa3

 Alcoa, Inc., 6.15%, 8/15/20 (b)

 $

 2,456,479

 Commodity Chemicals - 0.1%

 1,700,000

 BB- / Ba2

 Nova Chemicals Corp., 8.375%, 11/1/16

 $

 1,785,000

 Construction Materials - 0.2%

 2,225,000

 6.72

 B- / BBB-

 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49

 $

 1,001,250

 2,260,000

 6.64

 B- / NR

 C8 Capital SPV, Ltd,, Floating Rate Note, 12/31/49

 1,017,000

 475,000

 BBB / Baa2

 Holcim, Ltd., 6.0%, 12/30/19 (144A)

 504,136

 $

 2,522,386

 Diversified Metals & Mining - 0.6%

 3,085,000

 BBB- / Baa3

 AngloGold Ashanti Holdings, 5.375%, 4/15/20

 $

 3,022,439

 5,000,000

 BBB- / Baa3

 Gold Fields Orogen Holding BVI, 4.875%, 10/7/20

 4,603,360

 950,000

 BBB / Baa2

 Teck Resources, Ltd., 10.25%, 5/15/16

 1,116,820

 $

 8,742,619

 Paper Products - 0.1%

 1,350,000

 BBB / Baa3

 Georgia-Pacific LLC, 5.4%, 11/1/20 (b)

 $

 1,373,377

 Specialty Chemicals - 0.2%

 2,400,000

 BBB / Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 3,036,235

 Steel - 0.6%

 500,000

 BBB- / Baa3

 ArcelorMittal, 5.5%, 3/1/21

 $

 448,025

 3,900,000

 BBB- / Baa3

 ArcelorMittal, 6.125%, 6/1/18

 3,764,947

 2,805,000

 BBB- / Baa3

 Commercial Metals Co., 7.35%, 8/15/18

 2,853,151

 $

 7,066,123

 Total Materials

 $

 26,982,219

 Capital Goods - 2.9%

 Aerospace & Defense - 0.2%

 3,020,000

 BB / Ba3

 Esterline Technologies, 6.625%, 3/1/17

 $

 3,050,200

 Building Products - 0.3%

 4,260,000

 BBB / Ba2

 Masco Corp., 7.125%, 3/15/20

 $

 4,128,098

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 910,000

 A / Baa2

 Cummins, Inc., 6.75%, 2/15/27

 $

 1,101,214

 600,000

 BB / B2

 Oshkosh Corp., 8.5%, 3/1/20

 582,000

 $

 1,683,214

 Electrical Component & Equipment - 0.4%

 2,665,000

 BB / Ba2

 Anixter International Corp., 5.95%, 3/1/15

 $

 2,611,700

 2,670,000

 B+ / Ba2

 Belden CDT Inc., 7.0%, 3/15/17

 2,670,000

 $

 5,281,700

 Industrial Conglomerates - 0.3%

 2,950,000

 BBB / Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,467,492

 525,000

 A- / A3

 Tyco International Finance SA, 8.5%, 1/15/19

 685,310

 $

 4,152,802

 Industrial Machinery - 0.3%

 2,150,000

 BBB+ / Baa1

 Ingersoll-Rand Global Holding, 9.5%, 4/15/14

 $

 2,538,613

 1,810,000

 BBB- / Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 2,104,205

 $

 4,642,818

 Trading Companies & Distributors - 1.1%

 495,000

 BB- / Ba2

 Ace Hardware Corp., 9.125%, 6/1/16 (144A)

 $

 513,563

 3,525,000

 BBB- / BBB-

 Aviation Capital Group Corp., 6.75%, 4/6/21

 3,391,438

 5,660,000

 BBB / Baa1

 GATX Financial Corp.m 6.0%, 2/15/18

 6,280,528

 3,450,000

 BBB / Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 3,550,495

 $

 13,736,024

 Total Capital Goods

 $

 36,674,856

 Commercial Services & Supplies - 0.3%

 Office Services & Supplies - 0.3%

 3,110,000

 BBB+ / A2

 Pitney Bowes, Inc., 5.6%, 3/15/18

 $

 3,276,696

 Total Commercial Services & Supplies

 $

 3,276,696

 Transportation - 0.2%

 Airlines - 0.2%

 1,865,000

 NR / Baa3

 American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21

 $

 1,846,350

 603,045

 BBB / Baa2

 Southwest Airlines Co., 7.67%, 1/2/14

 627,649

 $

 2,473,999

 Total Transportation

 $

 2,473,999

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 655,000

 BBB / Baa2

 Hyundai Motor Manufacturer, 4.5%, 4/15/15

 $

 670,040

 790,000

 BBB+ / Baa1

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 838,760

 $

 1,508,800

 Total Automobiles & Components

 $

 1,508,800

 Consumer Durables & Apparel - 0.3%

 Household Appliances - 0.3%

 4,235,000

 BBB- / Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 4,427,049

 Total Consumer Durables & Apparel

 $

 4,427,049

 Consumer Services - 0.4%

 Casinos & Gaming - 0.0%

 1,160,000

 NR / WD

 Station Casinos, 6.625%, 3/15/18

 $

 0

 Education Services - 0.4%

 1,100,000

 AAA / Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 1,454,046

 3,095,000

 AAA / Aaa

 President & Fellows of Harvard, 6.3%, 10/1/37

 3,606,665

 $

 5,060,711

 Total Consumer Services

 $

 5,060,711

 Retailing - 0.3%

 Internet Retail - 0.3%

 800,000

 BBB- / Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 803,866

 3,000,000

 BBB- / Ba1

 Expedia, Inc., 8.5%, 7/1/16 (144A)

 3,293,556

 $

 4,097,422

 Total Retailing

 $

 4,097,422

 Food & Drug Retailing - 0.2%

 Drug Retail - 0.2%

 790,694

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27

 $

 812,833

 1,531,134

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33

 1,591,675

 $

 2,404,508

 Total Food & Drug Retailing

 $

 2,404,508

 Food, Beverage & Tobacco - 0.8%

 Agricultural Products - 0.4%

 5,175,000

 BBB- / Ba1

 Viterra, Inc., 5.95%, 8/1/20

 $

 5,492,259

 Brewers - 0.0%

 55,000

 BBB+ / Baa1

 Miller Brewing Co., 5.5%, 8/15/13 (144A)

 $

 59,015

 Packaged Foods & Meats - 0.4%

 3,725,000

 BBB- / Baa2

 Kraft Foods, Inc., 6.5%, 2/9/40

 $

 4,553,511

 Total Food, Beverage & Tobacco

 $

 10,104,785

 Health Care Equipment & Services - 0.1%

 Health Care Facilities - 0.1%

 1,050,000

 BB / Ba3

 HCA, Inc., 7.875%, 2/15/20

 $

 1,086,750

 385,000

 BB / Ba3

 HCA, Inc., 8.5%, 4/15/19

 408,100

 202,000

 BB- / B2

 HCA, Inc., 9.875%, 2/15/17

 218,160

 $

 1,713,010

 Total Health Care Equipment & Services

 $

 1,713,010

 Pharmaceuticals & Biotechnology - 0.6%

 Life Sciences Tools & Services - 0.4%

 5,366,000

 BBB- / Baa2

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 6,278,606

 Pharmaceuticals - 0.1%

 1,000,000

 AA / A1

 Abbott Laboratories, 5.125%, 4/1/19

 $

 1,179,160

 Total Pharmaceuticals & Biotechnology

 $

 7,457,766

 Banks - 3.7%

 Diversified Banks - 1.0%

 3,515,000

 A / Baa1

 Barclays Plc, 6.05%, 12/4/17

 $

 3,226,376

 3,815,000

 NR / A2

 BBVA Bancomer SA, 6.5%, 3/10/21

 3,519,338

 2,820,000

 BBB+ / Baa1

 Credit Agricole SA, 8.375%, 12/13/49 (b)

 2,220,750

 1,855,000

 A / A1

 Industrial Bank of Korea, 7.125%, 4/23/14

 2,029,312

 2,000,000

 A / NR

 Scotiabank Peru SA, Floating Rate Note, 3/15/17 (144A)

 1,800,000

 $

 12,795,776

 Regional Banks - 2.6%

 3,335,000

 BB / Baa3

 Capitial One Capital VI, 8.875%, 5/15/40

 $

 3,384,131

 1,190,000

 A / NR

 Cobank ACB, 7.875%, 4/16/18 (144A)

 1,431,627

 2,505,000

 A+ / Aa3

 Mellon Funding Corp, 5.5%, 11/15/18

 2,816,542

 1,435,000

 A / A3

 PNC Bank NA, 6.0%, 12/7/17

 1,576,680

 1,050,000

 BBB / Baa3

 PNC Financial Services, 6.75%, 7/29/49

 1,005,617

 6,273,000

 8.25

 BBB / Baa3

 PNC Financial Services Group, Floating Rate Note, 5/29/49 (b)

 6,326,910

 1,500,000

 8.70

 BBB / Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49

 1,544,400

 4,080,000

 A- / A3

 Sovereign Bancorp, 8.75%, 5/30/18

 4,752,498

 7,320,000

 BBB+ / Baa1

 State Street Capital, 8.25%, 1/29/49 (b)

 7,320,366

 3,520,000

 AA- / A1

 Wachovia Bank NA, 6.0%, 11/15/17

 3,900,579

 $

 34,059,350

 Total Banks

 $

 46,855,126

 Diversified Financials - 7.1%

 Asset Management & Custody Banks - 0.8%

 2,000,000

 A+ / Aa3

 Bank of New York, 4.95%, 3/15/15

 $

 2,147,170

 3,945,000

 A- / A3

 Eaton Vance Corp., 6.5%, 10/2/17

 4,500,089

 4,050,000

 BBB- / Baa3

 Janus Capital Group, Inc., 6.95%, 6/15/17

 4,194,832

 $

 10,842,091

 Consumer Finance - 0.9%

 1,465,000

 BBB / Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 1,725,938

 2,575,000

 A / A2

 Caterpilar Financial, 7.05%, 10/1/18

 3,290,101

 3,155,000

 4.00

 BBB- / Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 3,014,319

 4,435,000

 B / B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 3,193,200

 $

 11,223,558

 Diversified Financial Services - 2.0%

 3,800,000

 BBB / Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 4,132,409

 875,000

 6.66

 BB+ / NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13

 888,300

 1,840,000

 BBB+ / Baa2

 Hyundai Capital Services, Inc., 6.0%, 5/5/15

 1,987,281

 2,575,000

 A+ / Aa3

 JPMorgan Chase & Co., 6.0%, 1/15/18

 2,867,602

 6,140,000

 BBB+ / Baa1

 JPMorgan Chase & Co., 7.9%, 4/29/49

 6,324,261

 1,650,000

 6.33

 BB / NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (144A)

 1,674,420

 2,400,000

 6.07

 BB / NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14

 2,402,640

 250,000

 8.37

 BB- / NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (144A)

 254,825

 600,000

 9.72

 BB- / NR

 Loma Reinsurance, Ltd., Floating Rate Note, 12/21/12

 606,480

 1,100,000

 A- / Baa2

 Nationsbank Corp., 7.75%, 8/15/15

 1,103,531

 312,487

 BBB / Baa2

 Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)

 312,793

 750,000

 7.60

 BB- / NR

 Queen Street II Capital Ltd., Floating Rate Note, 4/9/14

 756,600

 1,250,000

 0.66

 BB / NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (144A)

 1,286,000

 400,000

 0.90

 B+ / NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15

 414,680

 $

 25,011,822

 Investment Banking & Brokerage - 2.4%

 674,088

 BBB- / NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 723,250

 2,000,000

 A / A1

 Goldman Sachs, 5.5%, 11/15/14

 2,089,948

 11,040,000

 5.79

 BBB- / Baa2

 Goldman Sachs Capital, Floating Rate Note, 12/29/49

 6,844,800

 600,000

 BBB / Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 561,902

 3,125,000

 BBB / Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 3,245,834

 3,000,000

 A- / A2

 Macquarie Bank, Ltd., 6.625%, 4/7/21

 2,818,386

 2,730,000

 A- / A2

 Macquarie Group, Ltd., 6.0%, 1/14/20

 2,588,542

 3,325,000

 A / Baa1

 Merrill Lynch & Co., 5.45%, 2/5/13

 3,295,165

 3,125,000

 A / A2

 Morgan Stanley, 5.5%, 1/26/20

 2,868,516

 2,765,000

 6.63

 A / A2

 Morgan Stanley Dean Witter, Floating Rate Note, 4/1/18

 2,743,051

 250,000

 4.76

 B+ / NR

 Queen Street III Capital, Floating Rate Note, 7/28/14

 248,075

 2,150,000

 NR / Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21

 2,172,887

 $

 30,200,356

 Specialized Finance - 1.0%

 2,850,000

 BBB / Baa1

 Banque PSA Finance, 5.75%, 4/4/21

 $

 2,685,264

 2,900,000

 BBB+ / Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (b)

 2,852,875

 5,205,000

 BBB / Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19

 5,343,614

 2,000,000

 A+ / A1

 National Rural Utilities Corp., 5.45%, 2/1/18

 2,301,558

 $

 13,183,311

 Total Diversified Financials

 $

 90,461,138

 Insurance - 4.5%

 Life & Health Insurance - 1.6%

 850,000

 BBB / Baa3

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 975,398

 3,380,000

 BBB / Ba1

 Lincoln National Corp., 6.05%, 4/20/67

 2,737,800

 1,690,000

 A- / Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 2,003,105

 4,200,000

 BBB / Baa2

 MetLife, Inc., 10.75%, 8/1/39

 5,250,000

 4,250,000

 A- / Baa2

 Protective Life Corp., 7.375%, 10/15/19

 4,638,238

 2,800,000

 A / Baa2

 Prudential Financial, Inc., 5.15%, 1/15/13

 2,904,891

 2,140,000

 BBB+ / Baa3

 Prudential Financial, Inc., 8.875%, 6/15/38

 2,308,525

 $

 20,817,957

 Multi-Line Insurance - 1.1%

 3,960,000

 BBB / Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 3,365,410

 4,620,000

 BB / Baa3

 Liberty Mutual Group, 7.0%, 3/15/37 (144A)

 3,903,900

 3,035,000

 BBB- / Baa2

 Liberty Mutual Group, 7.3%, 6/15/14 (144A)

 3,288,338

 85,000

 10.75

 BB / Baa3

 Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A)

 101,150

 2,650,000

 A / A3

 Loew Corp., 5.25%, 3/15/16

 2,881,591

 $

 13,540,389

 Property & Casualty Insurance - 1.0%

 5,000,000

 BBB- / Baa3

 Hanover Insurance Group, 7.625%, 10/15/25

 $

 5,596,990

 700,000

 BBB- / Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 789,250

 2,000,000

 A / A2

 Travelers Cos, Inc., 6.25%, 6/15/37

 2,359,250

 1,750,000

 BB+ / Ba2

 White Mountains Re Group, Ltd., 7.506%, 5/29/49

 1,605,923

 3,275,000

 BBB- / Ba1

 XL Group Plc, 6.5%, 3/29/49

 2,570,875

 $

 12,922,288

 Reinsurance - 0.7%

 350,000

 0.68

 BB / NR

 East Lane Re III, Ltd., Floating Rate Note, 3/16/12

 $

 359,065

 800,000

 7.23

 BB+ / NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15

 802,000

 600,000

 0.58

 BB / A2

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond)

 606,600

 5,048,000

 BBB+ / BBB+

 Platinum Underwriters HD, 7.5%, 6/1/17

 5,487,075

 1,450,000

 BBB- / Baa3

 Reinsurance Group of America, Inc., 6.75%, 12/15/65

 1,265,135

 1,150,000

 9.42

 B / NR

 Successor X, Ltd., Floating Rate Note, 2/25/14

 1,156,670

 $

 9,676,545

 Total Insurance

 $

 56,957,179

 Real Estate - 3.3%

 Diversified Real Estate Activities - 0.3%

 4,125,000

 A- / A2

 WEA Finance LLC, 7.125%, 4/15/18

 $

 4,712,012

 Diversified Real Estate Investment Trust - 0.9%

 4,555,000

 BBB+ / Baa1

 Dexus Finance Pty, Ltd., 7.125%, 10/15/14

 $

 5,064,459

 1,765,000

 BBB / Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 1,801,274

 725,000

 BBB / Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 762,759

 3,455,000

 BBB / Baa3

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21

 3,553,447

 $

 11,181,939

 Office Real Estate Investment Trust - 0.1%

 1,607,000

 BBB / Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 $

 1,713,228

 Real Estate Operating Companies - 0.0%

 180,000

 B- / B3

 Forest City Enterprises, 7.625%, 6/1/15

 $

 172,800

 Retail Real Estate Investment Trust - 0.2%

 2,905,000

 BB+ / Baa3

 Developers Diversified Realty, 7.5%, 4/1/17

 $

 3,066,283

 Specialized Real Estate Investment Trust - 1.6%

 4,125,000

 BBB- / Baa2

 Health Care REIT, Inc., 6.2%, 6/1/16

 $

 4,432,779

 860,000

 BBB- / Baa2

 Health Care, Inc., 6.0%, 11/15/13

 898,813

 2,425,000

 BBB- / Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 2,617,734

 5,325,000

 BBB- / Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 5,779,947

 4,285,000

 BBB- / Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 4,651,539

 540,000

 BBB- / Baa2

 Ventas Realty  LP/CAP Corp., 6.75%, 4/1/17

 562,537

 1,910,000

 BBB- / Baa2

 Ventas Realty LP / V, 6.5%, 6/1/16

 1,965,711

 $

 20,909,060

 Total Real Estate

 $

 41,755,322

 Software & Services - 0.3%

 Data Processing & Outsourced Services - 0.0%

 447,000

 B- / Caa1

 First Data Corp., 8.25%, 1/15/21

 $

 353,130

 Internet Software & Services - 0.3%

 3,950,000

 NR / A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 $

 4,040,850

 Total Software & Services

 $

 4,393,980

 Semiconductors - 0.2%

 Semiconductor Equipment - 0.2%

 3,140,000

 BBB / Baa1

 Klac Instruments Corp., 6.9%, 5/1/18

 $

 3,587,915

 Total Semiconductors

 $

 3,587,915

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 0.4%

 2,530,000

 B / B2

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 2,454,100

 580,000

 B / B2

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 539,400

 1,990,000

 BB / Baa3

 Embarq Corp., 7.082%, 6/1/16

 2,059,976

 $

 5,053,476

 Wireless Telecommunication  Services - 0.7%

 3,015,000

 NR / A2

 Crown Castle Towers LLC, 4.883%, 8/15/20

 $

 3,137,967

 1,625,000

 NR / A2

 Crown Castle Towers LLC, 6.113%, 1/15/20

 1,826,498

 3,355,000

 NR / A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16

 3,371,702

 $

 8,336,167

 Total Telecommunication Services

 $

 13,389,643

 Utilities - 3.1%

 Electric Utilities - 1.5%

 980,000

 A- / Baa1

 Commonwealth Edison, 6.15%, 9/15/17

 $

 1,149,939

 730,220

 BBB- / Baa3

 Crocket Cogeneration, 5.869%, 3/30/25 (144A)

 777,224

 3,365,000

 A- / A2

 Enel Finance International SA, 5.125%, 10/7/19 (144A) (b)

 3,153,930

 1,167,768

 BB / Baa3

 FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)

 1,232,544

 357,000

 B / Ba2

 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)

 312,375

 1,925,000

 BB+ / Baa2

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,047,905

 610,000

 BB+ / Baa2

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 719,973

 910,000

 BBB / Baa2

 Neveda Power Co., 6.5%, 8/1/18

 1,097,150

 977,421

 NR / WD

 Orcal Geothermal, 6.21%, 12/30/20 (144A)

 969,797

 2,690,000

 BBB- / Baa3

 Public Service of New Mexico, 7.95%, 5/15/18

 3,086,541

 3,550,000

 BBB+ / A3

 West Penn Power Co., 5.95%, 12/15/17

 4,182,177

 $

 18,729,555

 Gas Utilities - 0.2%

 2,402,127

 A+ / A1

 Nakilat Inc., 6.267%, 12/31/33 (144A)

 $

 2,647,793

 Independent Power Producer & Energy Traders - 0.9%

 4,125,204

 NR / B2

 Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)

 $

 3,022,372

 2,675,000

 BB- / Ba3

 Intergen NV, 9.0%, 6/30/17

 2,721,813

 2,105,000

 BBB- / Baa3

 Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)

 2,174,549

 1,016,000

 BB / Ba2

 NSG Holdings Inc., 7.75%, 12/15/25

 985,520

 2,499,266

 BBB- / Baa3

 Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)

 2,681,238

 $

 11,585,492

 Multi-Utilities - 0.4%

 5,055,000

 BBB+ / Baa2

 NY State Gas and Electric, 6.15%, 12/15/17 (144A)

 $

 5,750,285

 386,087

 NR / NR

 Ormat Funding Corp., 8.25%, 12/30/20

 360,991

 $

 6,111,276

 Total Utilities

 $

 39,074,116

 TOTAL CORPORATE BONDS

 (Cost  $421,406,508)

 $

 449,930,402

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.9%

 2,990,115

 AAA / Aaa

 Fannie Mae, 4.0%, 5/1/41

 $

 3,137,098

 4,985,460

 AAA / Aaa

 Fannie Mae, 4.5%, 7/1/41

 5,295,752

 4,984,560

 AAA / Aaa

 Fannie Mae, 4.5%, 7/1/41

 5,294,797

 4,894,750

 AAA / Aaa

 Fannie Mae, 4.5%, 8/1/40

 5,199,397

 2,640,462

 AAA / Aaa

 Fannie Mae, 5.0%, 6/1/40

 2,845,042

 4,204,149

 AAA / Aaa

 Fannie Mae, 5.0%, 7/1/40

 4,529,883

 4,718,478

 AAA / Aaa

 Fannie Mae, 5.0%, 7/1/40

 5,081,113

 2,776,915

 AAA / Aaa

 Fannie Mae, 5.0%, 8/1/40

 2,992,068

 2,700,000

 NR / NR

 Fannie Mae, 5.0%, 3/25/24

 2,879,731

 5,000,000

 NR / NR

 Fannie Mae, 5.0%, 7/25/33

 5,437,854

 154,032

 AAA / Aaa

 Fannie Mae, 5.69%, 1/25/32

 160,015

 1,777,385

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 1,900,834

 870,685

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 931,159

 3,083,631

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 3,355,676

 86,317

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 93,048

 1,901,938

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 2,049,061

 569,098

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 619,730

 122,459

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 133,354

 353,666

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 385,242

 719,268

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 778,957

 1,714,177

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 1,867,221

 1,099,206

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 1,197,688

 136,375

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 151,193

 106,349

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 117,905

 302,885

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 335,795

 101,296

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 112,302

 438,721

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 486,391

 401,024

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 445,898

 100,166

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 111,049

 37,017

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 41,063

 249,447

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 276,707

 191,693

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 212,642

 643,788

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 714,142

 70,183

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 77,808

 415,766

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 458,732

 287,095

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 312,458

 1,705,262

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 1,888,418

 327,020

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 362,144

 180,435

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 199,815

 1,344,776

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 1,483,750

 514,966

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 568,184

 175,616

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/34

 194,808

 530,669

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 587,666

 503,941

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 558,697

 189,852

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 214,565

 56,435

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 63,806

 317,513

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33

 359,180

 884

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/13

 910

 1,590

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 1,798

 40,711

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 45,945

 9,859

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 11,383

 3,032

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 8.0%, 8/1/31

 3,430

 134,650

 AAA / Aaa

 Federal National Mortgage Association, 4.0%, 7/1/18

 143,373

 1,703,698

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 10/1/35

 1,816,125

 1,257,429

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 10/1/35

 1,340,406

 1,624,959

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 11/1/20

 1,740,895

 1,237,305

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 1/1/20

 1,348,010

 1,424,201

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 10/1/20

 1,551,627

 64,281

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 12/1/17

 69,550

 115,914

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 12/1/21

 125,126

 213,828

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 2/1/20

 232,158

 115,818

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 2/1/22

 124,805

 1,665,335

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 2/1/22

 1,794,560

 1,964,629

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 5/1/23

 2,133,040

 875,657

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 12/1/17

 944,417

 361,884

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/18

 397,275

 713,822

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/25

 781,345

 1,793,332

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/36

 1,954,284

 1,609,239

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 5/1/36

 1,753,668

 173,413

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 6/1/33

 189,546

 1,795,098

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 6/1/36

 1,956,208

 177,185

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 7/1/23

 194,167

 687,633

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 7/1/33

 751,604

 3,410,776

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 7/1/34

 3,725,953

 255,825

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 9/1/17

 277,754

 1,020,805

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 9/1/19

 1,110,544

 2,552

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 2,835

 1,766

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 1,878

 11,791

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/32

 13,096

 238,994

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 10/1/32

 265,448

 79,800

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 10/1/34

 88,408

 727,782

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 10/1/35

 803,335

 79,576

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/33

 88,335

 51,801

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/34

 57,389

 2,450,549

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/35

 2,704,947

 290,632

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/36

 319,850

 25,633

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 2/1/32

 28,462

 97,932

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 2/1/32

 108,772

 119,893

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 2/1/33

 133,163

 16,550

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 2/1/35

 18,335

 41,481

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 2/1/35

 45,956

 354,575

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 3/1/33

 393,821

 24,808

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 3/1/33

 27,538

 795,637

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 4/1/33

 883,207

 899,291

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 4/1/35

 998,269

 24,572

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 5/1/33

 27,276

 412,815

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 5/1/35

 455,671

 87,160

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 6/1/16

 94,710

 390,119

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 7/1/33

 433,056

 1,155,378

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 7/1/33

 1,282,542

 405,631

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 7/1/38

 445,586

 17,698

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 8/1/32

 19,657

 633,766

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 8/1/34

 703,519

 4,253

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/29

 4,724

 2,474

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/32

 2,747

 64,252

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/34

 71,184

 263,290

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/34

 291,693

 796,297

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/34

 882,198

 49,672

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 9/1/34

 55,031

 37,171

 AAA / Aaa

 Federal National Mortgage Association, 6.5% 9/1/31

 41,920

 8,686

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 1/1/31

 9,839

 466

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 1/1/31

 529

 380

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 1/1/31

 431

 1,342

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 1/1/33

 1,518

 27,178

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/31

 30,650

 4,236

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/31

 4,777

 12,398

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/31

 13,981

 132,747

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/32

 149,375

 667

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 11/1/30

 757

 251,910

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 12/1/31

 284,094

 17,131

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 2/1/32

 19,320

 80,706

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 2/1/32

 90,815

 109,188

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 2/1/33

 122,865

 4,021

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 2/1/33

 4,548

 23,517

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 3/1/31

 26,599

 139,114

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 3/1/32

 156,539

 7,064

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/31

 7,967

 22,683

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/34

 25,586

 40,483

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 5/1/31

 45,655

 677

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 5/1/31

 765

 19,267

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 5/1/31

 21,793

 191,985

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/31

 217,473

 353

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/32

 400

 34,058

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/29

 38,579

 4,196

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/31

 4,746

 39,168

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/31

 44,303

 70,948

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/34

 79,524

 16,518

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/31

 18,628

 4,838

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/31

 5,472

 26,278

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 9/1/31

 29,635

 58,487

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 1/1/32

 67,378

 3,588

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 12/1/30

 4,133

 10,498

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 12/1/30

 12,092

 41,638

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 12/1/31

 47,981

 56,507

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 12/1/31

 65,115

 141

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 3/1/12

 143

 24,096

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 4/1/31

 27,756

 11,802

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 7/1/21

 13,572

 216,876

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 8/1/22

 236,932

 556,507

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 9/1/22

 607,969

 11,230

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 9/1/31

 12,941

 41,048

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 9/1/31

 47,301

 2,030

 AAA / Aaa

 Federal National Mortgage Association, 7.5%, 4/1/30

 2,277

 1,861

 AAA / Aaa

 Federal National Mortgage Association, 7.5%, 8/1/20

 2,152

 1,153

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 10/1/30

 1,307

 5,081

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/29

 5,923

 1,246

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/30

 1,460

 877

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 2/1/30

 1,027

 16,315

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 3/1/31

 19,113

 3,160

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 4/1/20

 3,731

 1,073

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 4/1/30

 1,259

 435

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 5/1/31

 511

 939

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 7/1/30

 1,102

 296

 NR / NR

 Federal National Mortgage Association, 10.3%, 4/25/19

 299

 7,751

 NR / NR

 Federal National Mortgage Association, 10.3%, 4/25/19

 8,956

 2,002,918

 AAA / Aaa

 Freddie Mac, 6.0%, 4/1/36

 2,204,274

 937,869

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 10/15/33

 1,026,406

 764,266

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 10/15/33

 836,414

 898,467

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 10/15/35

 981,599

 89,671

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 2/15/34

 98,145

 680,213

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 3/15/35

 743,151

 188,006

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 3/15/35

 205,401

 195,662

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 3/20/35

 213,643

 955,829

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/35

 1,044,269

 95,577

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/35

 104,421

 707,021

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/38

 771,555

 33,686

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 5/15/34

 37,010

 205,386

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 7/15/33

 224,775

 770,851

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 9/15/33

 843,620

 199,954

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 9/15/35

 218,455

 512,486

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 10/15/18

 554,816

 422,263

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 4/15/34

 466,300

 1,041,870

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 4/15/35

 1,153,456

 439,815

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 7/15/19

 476,554

 4,457

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 7/15/19

 4,829

 315,705

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 9/15/33

 348,384

 553,675

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 1/15/35

 614,078

 635,135

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/17

 688,985

 143,742

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/17

 155,929

 278,501

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/33

 309,494

 350,386

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/35

 388,612

 682,767

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/35

 757,253

 172,427

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 11/15/18

 187,153

 721,022

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 11/15/19

 785,353

 1,375,007

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 11/15/34

 1,527,162

 84,251

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 12/15/18

 91,447

 399,736

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/18

 433,877

 444,306

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/18

 482,254

 162,206

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/35

 179,902

 364,284

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/35

 404,026

 204,208

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/37

 226,263

 3,687

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 4/15/19

 4,037

 658,202

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 4/20/34

 733,555

 61,686

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 6/15/33

 68,333

 578,046

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 6/15/35

 641,333

 239,595

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 7/15/33

 266,258

 277,747

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 7/15/33

 308,655

 1,575,377

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 7/15/34

 1,745,585

 1,479,166

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 7/15/35

 1,640,535

 665,551

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/19

 724,268

 793,022

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/19

 864,223

 44,596

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/33

 49,559

 59,626

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/33

 66,261

 110,463

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/33

 122,756

 520,910

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/19

 565,563

 575,201

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/33

 639,210

 29,653

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/17

 32,417

 70,076

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/19

 76,979

 146,425

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 164,115

 336,057

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 376,657

 83,779

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/32

 93,900

 123,956

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/33

 138,931

 655,642

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/34

 735,057

 820,290

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/36

 916,573

 118,013

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/31

 132,420

 378,095

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/34

 423,301

 285,884

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/32

 324,488

 231,953

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/29

 260,665

 95,999

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 107,597

 136,177

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/17

 148,867

 121,079

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/17

 132,362

 5,450

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/32

 6,109

 302,911

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 339,507

 269,852

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 302,454

 431,940

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 484,124

 853,349

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 956,445

 377,129

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 422,692

 765,630

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 858,129

 645

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/14

 704

 117,123

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/18

 128,092

 288,599

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/33

 323,466

 58,664

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/33

 65,752

 174,772

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/33

 195,887

 196,332

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/17

 214,629

 177,416

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/17

 193,949

 433,103

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/33

 485,428

 39,531

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/17

 43,215

 23,898

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/33

 26,785

 458,460

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/33

 506,416

 1,253

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/13

 1,307

 85,773

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/32

 96,136

 23,244

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/32

 26,122

 1,176,392

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/36

 1,316,371

 272,377

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/19

 297,887

 762,099

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/28

 856,433

 165,804

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/32

 185,835

 35,036

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/33

 39,269

 155,739

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/33

 174,554

 249,240

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/34

 279,196

 422,173

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/34

 472,650

 1,811,586

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/35

 2,029,130

 45,830

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/29

 52,999

 243,958

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/32

 282,121

 1,052,532

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/33

 1,217,183

 11,074

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/33

 12,807

 91,512

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/34

 104,455

 10,756

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/35

 12,278

 111,645

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 129,110

 276,625

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 319,898

 19,541

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 22,598

 254,715

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/32

 294,560

 5,057

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/33

 5,772

 10,441

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 11/15/31

 12,074

 158,732

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 11/15/32

 183,563

 986,980

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 12/15/32

 1,141,376

 3,306

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/29

 3,823

 16,544

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/29

 19,132

 82,192

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 95,049

 184,681

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/34

 212,417

 26,092

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/29

 30,174

 120,474

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/29

 139,320

 21,949

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/29

 25,382

 28,013

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/31

 32,396

 57,494

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/32

 66,488

 197,957

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/31

 228,924

 21,781

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/32

 25,188

 99,000

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 4/15/35

 113,002

 41

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/26

 47

 182,976

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/29

 211,173

 7,749

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/29

 8,961

 59,503

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/31

 68,811

 48,692

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/31

 56,309

 23,749

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/32

 27,464

 82,929

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/33

 94,658

 43,131

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 49,878

 296,141

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/34

 339,136

 18,750

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/35

 21,426

 464,459

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 537,116

 73,784

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 85,326

 198,103

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/35

 226,121

 136,133

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/35

 155,557

 128,618

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/31

 148,738

 79,263

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 91,662

 24,733

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 28,602

 17,658

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/15/34

 20,156

 39,044

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 10/15/31

 45,776

 112,120

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 11/15/28

 130,334

 45,020

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 11/15/28

 52,226

 3,165

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 12/15/13

 3,327

 9,008

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 12/15/30

 10,525

 24,842

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 12/15/30

 29,026

 45,048

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 3/15/31

 52,816

 4,733

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 4/15/28

 5,512

 43,448

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 4/15/29

 50,687

 16,992

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 4/15/31

 19,922

 145,730

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/32

 170,725

 23,122

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 6/15/31

 27,110

 74,855

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 6/15/31

 87,338

 8,830

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 7/15/31

 10,305

 3,283

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 8/15/28

 3,824

 331,471

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 8/15/31

 388,629

 35,311

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 9/15/31

 41,400

 12,176

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 10/15/29

 14,118

 99,135

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 12/15/31

 116,821

 5,903

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 2/15/26

 6,887

 16,986

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 2/15/31

 20,017

 21,045

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 8/15/29

 24,691

 9,504

 AAA / Aaa

 Government National Mortgage Association, 7.75%, 2/15/30

 11,209

 81,734,766

 0.70

 NR / NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 3,786,281

 1,040,065

 AAA / Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 1,135,649

 481,035

 AAA / Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 525,243

 1,393,438

 AAA / Aaa

 Government National Mortgage Association II, 5.5%, 10/20/19

 1,509,620

 364,153

 AAA / Aaa

 Government National Mortgage Association II, 5.5%, 11/20/34

 405,843

 712,457

 AAA / Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 794,021

 5,275

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 2/20/29

 6,073

 2,191

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 3/20/29

 2,523

 70,193

 AAA / Aaa

 Government National Mortgage Association II, 6.5%, 4/20/29

 80,809

 173,011

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 201,610

 168,046

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 11/20/28

 195,489

 5,096

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 12/20/30

 5,947

 8,750,000

 AA+ / Aaa

 U.S. Treasury Bonds, 2.75%, 2/15/19 (b)

 9,512,895

 5,100,000

 AA+ / Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28 (b)

 6,951,142

 4,750,000

 AA+ / Aaa

 U.S. Treasury Bonds, 6.25%, 8/15/23

 6,770,232

 6,380,000

 AA+ / Aaa

 U.S. Treasury Notes, 3.125%, 5/15/19

 7,107,716

 2,500,000

 AA+ / Aaa

 U.S. Treasury Notes, 3.625%, 8/15/19

 2,878,905

 7,620,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.25%, 5/15/39

 9,589,298

 5,450,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.375%, 2/15/38 (b)

 6,962,375

 1,365,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.375%, 11/15/39 (b)

 1,754,878

 2,000,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.375%, 5/15/40

 2,574,380

 7,340,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.5%, 2/15/36 (b)

 9,504,155

 8,435,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.5%, 5/15/38 (b)

 10,986,588

 9,068,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.5%, 8/15/39 (b)

 11,869,174

 4,000,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.625%, 2/15/40 (b)

 5,345,000

 4,000,000

 AA+ / Aaa

 U.S. Treasury Notes, 5.375%, 2/15/31 (b)

 5,626,876

 840,000

 AA+ / Aaa

 U.S. Treasury Notes, 5.5%, 8/15/28

 1,173,244

 450,000

 NR / Aaa

 U.S. Treasury Notes, 7.875%, 2/15/21

 686,637

 $

 267,305,351

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $236,244,534)

 $

 267,305,351

 FOREIGN GOVERNMENT BOND - 0.1%

 625,000

 A / A1

 Export-Import Bank of Korea, 5.875%, 1/14/15

 $

 664,581

 TOTAL FOREIGN GOVERNMENT BOND

 (Cost  $622,709)

 $

 664,581

 MUNICIPAL BONDS - 6.6%

 Miscellaneous - 0.2%

 1,660,000

 AA+ / Aa1

 State of Washington, 5.0%, 7/1/18

 $

 2,000,400

 Total Miscellaneous

 $

 2,000,400

 Government - 0.1%

 1,400,000

 AA+ / Aa1

 State of Washington, 5.0%, 8/1/39

 $

 1,524,740

 Municipal  Airport - 0.1%

 1,000,000

 BBB / Baa2

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,119,660

 Municipal  Development - 1.0%

 2,450,000

 CCC+ / NR

 Alliance Airport Authority Texas, 5.75%, 12/1/29

 $

 1,693,734

 2,925,000

 AA- / Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 3,193,720

 425,000

 CCC+ / Caa2

 Dallas-Fort Worth Texas International Airport Revenue, 6.375%, 5/1/35

 306,952

 2,350,000

 BBB- / Baa3

 Louisiana Local Government Environmental Facilities & Communities, 6.5%, 11/1/35

 2,447,925

 2,310,000

 BBB / Baa3

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,368,235

 2,560,000

 BBB / Baa2

 St John Baptist Parish Louisiana Revenue, 5.125%, 6/1/37

 2,514,611

 $

 12,525,177

 Municipal  General - 0.4%

 2,750,000

 A+ / A1

 New Jersey Transport Trust Fund Authority, 5.5%, 6/15/41

 $

 3,020,930

 2,400,000

 AAA / Aa1

 New York City Transitional Finance Authority, 5.0%, 11/1/33

 2,611,776

 $

 5,632,706

 Municipal  Higher Education - 3.3%

 4,380,000

 AA+ / Aa2

 California State University Revenue, 5.0%, 11/1/39

 $

 4,531,198

 3,000,000

 AAA / Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 3,268,380

 4,600,000

 AAA / Aaa

 Connecticut State Health & Educational, 5.0%, 7/1/42

 4,932,580

 1,500,000

 AAA / Aaa

 Houston Higher Education Finance Corp., 5.0% 5/15/40

 1,640,490

 2,300,000

 AAA / Aaa

 Houston Texas Higher Education Finance Corp., Higher Education Reveune, 4.5%, 11/15/37

 2,343,056

 1,200,000

 AAA / Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 1,357,332

 6,500,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 7,450,495

 1,000,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 1,171,030

 1,425,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 1,870,370

 2,850,000

 AAA / Aaa

 Missouri State Health & Educational Facilities, 5.0%, 11/15/39

 3,143,579

 1,100,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 1,233,353

 2,150,000

 AA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 2,352,186

 1,600,000

 AA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 1,750,464

 3,700,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 4,035,664

 800,000

 AAA / Aaa

 Texas A&M University, 5.0%, 7/1/30

 922,488

 $

 42,002,665

 Municipal  Medical - 0.0%

 325,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 344,195

 550,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 586,003

 $

 930,198

 Municipal  Pollution - 0.5%

 3,965,000

 BBB / NR

 Brazoria County Environmental, 5.95%, 5/15/33

 $

 4,119,040

 995,000

 BBB+ / Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 979,120

 980,000

 BBB / Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 925,590

 1,200,000

 B- / Caa2

 Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31

 958,956

 $

 6,982,706

 Municipal Transportation - 0.1%

 1,600,000

 AA / Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 1,745,552

 Municipal Water - 0.7%

 2,800,000

 AAA / Aa1

 City of Charleston South Carolina, 5.0%, 1/1/41

 $

 3,103,688

 2,400,000

 AAA / Aa1

 City of Charleston South Carolina, 5.0%, 1/1/35

 2,670,288

 1,415,000

 AAA / Aaa

 Greater Chicago Metropolitan Water Reclamation District, 5.0%, 12/1/30

 1,560,816

 1,200,000

 AAA / Aaa

 Greater Chicago Metropolitan Water Reclamation District, 5.0%, 12/1/32

 1,310,928

 800,000

 AAA / Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 857,232

 $

 9,502,952

 TOTAL MUNICIPAL BONDS

 (Cost  $77,753,609)

 $

 83,966,756

 SENIOR FLOATING RATE LOAN INTERESTS - 7.5%

 Energy - 0.5%

 Integrated Oil & Gas - 0.2%

 3,556,705

 4.50

 NR / NR

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 3,530,030

 Oil & Gas Equipment & Services - 0.1%

 1,299,038

 8.50

 B+ / NR

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 $

 1,247,077

 Oil & Gas Refining & Marketing - 0.1%

 1,462,500

 4.25

 NR / Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18

 $

 1,448,485

 Total Energy

 $

 6,225,592

 Materials - 0.6%

 Diversified Chemical - 0.1%

 199,856

 3.00

 BBB- / Ba1

 Celanese US Holdings LLC, Dollar Term C Loan, 10/31/16

 $

 198,072

 503,384

 7.50

 NR / NR

 Ineos U.S. Financice Corp., Senior Credit Term Loan, 12/16/13

 498,979

 495,513

 8.00

 NR / NR

 Ineos U.S. Financice Corp., Senior Credit Term Loan, 12/16/14

 491,177

 $

 1,188,228

 Metal & Glass Containers - 0.0%

 498,856

 4.50

 BB / Ba2

 BWAY Holding Co., Replacement Term B Loan, 2/9/18

 $

 480,149

 44,290

 4.50

 BB / Ba2

 ICL Industrial Containers ULC, Replacement Term C Loan, 2/9/18

 42,629

 $

 522,778

 Paper Packaging - 0.1%

 2,271,754

 2.99

 BB / Ba2

 Graphic Packaging International, Inc., Incremental Term Loan, 5/16/14

 $

 2,234,027

 Precious Metals & Minerals - 0.1%

 1,348,500

 5.25

 NR / NR

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 1,329,958

 Specialty Chemicals - 0.1%

 1,620,000

 5.50

 NR / NR

 Chemtura Corp., Facility Term Loan, 8/11/16

 $

 1,611,225

 262,553

 2.80

 BB- / Ba2

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 247,456

 $

 1,858,681

 Total Materials

 $

 7,133,672

 Capital Goods - 0.4%

 Aerospace & Defense - 0.3%

 987,521

 5.26

 NR / NR

 Dae Aviation Holding, Tranche B1 Term Loan, 7/31/14

 $

 924,566

 1,175,067

 6.30

 BB- / Ba3

 DynCorp International, Term Loan, 7/7/16

 1,157,441

 946,383

 5.26

 NR / NR

 Standard Aero, Ltd.,Tranche B2 Term Loan, 7/31/14

 886,052

 1,593,173

 4.50

 NR / Ba2

 Tasc, Inc., New Tranche B Term Loan, 4/25/15

 1,531,438

 $

 4,499,497

 Total Capital Goods

 $

 4,499,497

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.2%

 2,597,336

 2.23

 D / B2

 Synagro Technologies, Inc.,1st Lien Term Loan, 4/2/14

 $

 2,236,956

 Total Commercial Services & Supplies

 $

 2,236,956

 Transportation - 0.1%

 Air Freight & Couriers - 0.1%

 843,532

 5.25

 NR / NR

 CEVA Group Plc, U.S. Tranche B Term Loan, 8/31/16

 $

 782,376

 462,700

 5.25

 NR / NR

 CEVA Group Plc, Dollar Tranche B Term Loan, 8/31/16

 429,154

 351,403

 5.25

 NR / NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 324,609

 $

 1,536,139

 Total Transportation

 $

 1,536,139

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 0.3%

 1,040,699

 2.98

 B+ / B2

 Allison Transmission, Term Loan, 8/7/14

 $

 982,420

 1,689,145

 3.50

 BBB- / Baa3

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 1,674,365

 544,160

 2.17

 NR / NR

 Federal Mogul Corp., Tranche C Term Loan, 12/28/15

 502,895

 1,066,554

 2.16

 NR / NR

 Federal Mogul Corp., Tranche B Term Loan, 12/29/14

 985,674

 721,027

 4.25

 NR / NR

 Pinafore LLC, Term B1 Loan, 9/21/16

 709,085

 $

 4,854,439

 Automobile Manufacturers - 0.3%

 3,905,213

 6.00

 NR / NR

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 3,438,215

 Tires & Rubber - 0.3%

 4,190,000

 1.94

 BB / Ba1

 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14

 $

 4,056,444

 Total Automobiles & Components

 $

 12,349,098

 Consumer Services - 0.1%

 Restaurants - 0.1%

 1,057,013

 4.50

 BB+ / Ba2

 Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16

 $

 1,021,999

 Specialized Consumer Services - 0.0%

 329,911

 7.00

 NR / NR

 Wash Multifamily Laundry, Term Loan, 8/28/14

 $

 328,262

 Total Consumer Services

 $

 1,350,261

 Media - 1.0%

 Advertising - 0.1%

 1,100,872

 5.00

 BB / Ba3

 Affinion Group Inc., Tranche B Term Loan, 10/9/16

 $

 1,004,087

 Broadcasting - 0.2%

 2,884,687

 4.49

 B / Baa2

 Univision Communications, Inc., Extended Term Loan, 3/29/17

 $

 2,457,993

 Cable & Satellite - 0.3%

 4,067,502

 3.50

 NR / NR

 Charter Communications Operations, Term C Loan, 9/8/16

 $

 3,945,477

 617,684

 2.73

 CCC / B2

 WideOpenWest LLC, 1st Lien Term Loan, 6/30/14

 584,998

 $

 4,530,475

 Movies & Entertainment - 0.2%

 1,122,586

 5.25

 NR / NR

 Christie/AIX, Inc., Term Loan, 4/29/16

 $

 1,077,683

 1,674,500

 4.50

 B+ / NR

 Live Nation Entertainment, Term B Loan, 10/20/16

 1,628,451

 $

 2,706,134

 Publishing - 0.2%

 2,376,060

 4.50

 NR / NR

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 2,292,898

 Total Media

 $

 12,991,587

 Retailing - 0.1%

 Automotive Retail - 0.1%

 1,412,900

 4.00

 NR / NR

 Autotrader.Com, Inc., Tranche B1 Term Loan, 12/15/16

 $

 1,391,707

 Total Retailing

 $

 1,391,707

 Food & Drug Retailing - 0.0%

 Food Retail - 0.0%

 353,324

 2.72

 BB- / Ba3

 Pinnacle Foods Group, Inc., Term Loan, 4/2/14

 $

 336,541

 Total Food & Drug Retailing

 $

 336,541

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 992,500

 4.25

 BB- / Ba1

 NBTY, Inc., Term B1 Loan, 10/1/17

 $

 963,655

 Total Household & Personal Products

 $

 963,655

 Health Care Equipment & Services - 1.3%

 Health Care Facilities - 0.6%

 1,635,100

 6.50

 B+ / B1

 Ardent Medical Services, Term Loan, 9/15/15

 $

 1,598,310

 110,511

 2.57

 BB- / Ba3

 CHS/Community Health Systems, Non-Extended Term Loan, 7/25/14

 103,680

 2,150,761

 2.57

 BB- / Ba3

 CHS/Community Health Systems, Non-Extended Term Loan, 7/25/14

 2,017,832

 747,900

 3.62

 BB+ / Ba2

 HCA Holdings, Inc., Tranche B3 Term Loan, 5/31/18

 704,779

 1,793,613

 3.62

 BB+ / Ba2

 HCA, Inc., Tranche B2 Term Loan, 3/17/17

 1,694,217

 1,874,469

 4.00

 NR / NR

 Universal Health Services, Inc., Tranche B Term Loan, 11/30/16

 1,822,140

 $

 7,940,958

 Health Care Services - 0.2%

 2,750,714

 2.49

 NR / NR

 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4/10/14

 $

 2,548,995

 397,000

 4.50

 BB / Ba1

 DaVita, Inc., Tranche B Term Loan, 10/20/16

 392,286

 $

 2,941,281

 Health Care Supplies - 0.4%

 2,220,004

 3.59

 BB- / B1

 Bausch & Lomb, Inc. L+3.25%, 4/24/15

 $

 2,145,426

 541,067

 3.49

 BB- / B1

 Bausch & Lomb, Inc. L+3.25%, 4/24/15 Delayed Draw

 522,890

 2,205,000

 7.25

 NR / NR

 Immucor, Inc., Term B Loan, 7/2/18

 2,180,194

 $

 4,848,510

 Health Care Technology - 0.0%

 467,881

 4.50

 NR / NR

 IMS Health, Inc., Dollar Tranche B Term Loan, 8/31/17

 $

 460,278

 Total Health Care Equipment & Services

 $

 16,191,027

 Pharmaceuticals & Biotechnology - 0.2%

 Biotechnology - 0.0%

 1,027,425

 6.00

 NR / NR

 Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16

 $

 1,009,959

 Pharmaceuticals - 0.1%

 1,420,195

 4.00

 NR / NR

 Endo Pharmaceuticals Holdings, Term B Loan, 4/14/18

 $

 1,416,898

 Total Pharmaceuticals & Biotechnology

 $

 2,426,857

 Diversified Financials - 0.3%

 Diversified Financial Services - 0.2%

 1,745,625

 4.00

 NR / Baa3

 RPI Finance Trust, 6.75 Year Term Loan, 4/13/18

 $

 1,732,533

 1,010,000

 5.25

 NR / NR

 WorldPay, Facility B2A Loan, 8/6/17

 975,282

 $

 2,707,815

 Specialized Finance - 0.0%

 872,552

 3.75

 BBB- / Ba2

 MSCI, Inc., Term B1 Loan, 3/14/17

 $

 871,461

 Total Diversified Financials

 $

 3,579,276

 Insurance - 0.1%

 Insurance Brokers - 0.1%

 326,236

 2.87

 B / NR

 HUB International Holdings, Delayed Draw Term Loan, 6/13/14

 $

 302,584

 1,451,297

 2.87

 B / NR

 HUB International Holdings, Initial Term Loan, 6/13/14

 1,346,078

 $

 1,648,662

 Total Insurance

 $

 1,648,662

 Software & Services - 0.3%

 Application Software - 0.0%

 383,040

 3.24

 B / Ba3

 Nuance Communications, Inc., Incremental Term Loan, 3/29/13

 $

 373,465

 Data Processing & Outsourced Services - 0.1%

 999,900

 5.25

 BBB- / Ba1

 Fidelity National, Inc., Term B Loan, 7/18/16

 $

 1,001,150

 It Consulting & Other Services - 0.2%

 2,329,542

 1.98

 BB / Ba3

 SunGard Data Systems, Inc., Tranche A U.S. Term Loan, 2/28/14

 $

 2,278,583

 Systems Software - 0.0%

 259,350

 3.75

 BB- / Ba2

 Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 $

 254,163

 Total Software & Services

 $

 3,907,361

 Technology Hardware & Equipment - 0.4%

 Communications Equipment - 0.1%

 945,250

 5.00

 BB / Ba2

 CommScope, Inc., Term Loan, 1/3/18

 $

 927,527

 Electronic Components - 0.3%

 498,542

 2.49

 NR / Ba1

 Flextronics Semiconductor, A1A Delayed Draw Term Loan, 10/1/14

 $

 483,586

 370,192

 2.47

 NR / Ba1

 Flextronics Semiconductor, A3 Delayed Draw Term Loan, 10/1/14

 359,087

 2,697,382

 2.47

 NR / Ba1

 Flextronics Semiconductor, Closing Date Term Loan, 10/1/14

 2,620,507

 317,308

 2.49

 NR / Ba1

 Flextronics Semiconductor, A2 Delayed Draw Term Loan, 10/1/14

 307,788

 $

 3,770,968

 Total Technology Hardware & Equipment

 $

 4,698,495

 Semiconductors - 0.3%

 Semiconductor Equipment - 0.3%

 3,790,500

 4.25

 B+ / Ba3

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 3,670,468

 Semiconductors - 0.0%

 995,000

 4.00

 NR / NR

 Microsemi Corp., New Term Loan, 11/2/17

 $

 990,647

 Total Semiconductors

 $

 4,661,115

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.2%

 252,388

 3.24

 NR / NR

 Telesat Canada, Inc., U.S. Term II Loan, 10/31/14

 $

 245,527

 2,938,111

 3.24

 NR / NR

 Telesat Canada, Inc., U.S. Term I Loan, 10/31/14

 2,858,231

 $

 3,103,758

 Wireless Telecommunication Services - 0.1%

 1,180,000

 3.25

 NR / NR

 Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14

 $

 1,100,350

 Total Telecommunication Services

 $

 4,204,108

 Utilities - 0.3%

 Electric Utilities - 0.2%

 4,044,646

 4.75

 BBB- / Ba1

 Texas Competitive Electric Holdings Co., Term Loan, 10/10/17

 $

 2,723,818

 Independent Power Producer & Energy Traders - 0.1%

 1,366,575

 4.00

 BB+ / Baa3

 NRG Energy, Inc., Term Loan, 5/5/18

 $

 1,336,682

 Total Utilities

 $

 4,060,500

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $98,874,726)

 $

 96,392,106

 TEMPORARY CASH INVESTMENTS - 8.6%

 Repurchase Agreement - 2.2%

 28,450,000

 JPMorgan, Inc., 0.00%, dated 9/30/11, repurchase price of $28,450,000 plus accrued interest on 10/3/11 collateralized by $29,020,541 U.S. Treasury Notes

 2.25%, 7/31/18

 $

 28,450,000

 Total Repurchase Agreement

 $

 28,450,000

 Securities Lending Collateral  - 6.4% (c)

 Certificates of Deposit:

 1,886,021

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 1,886,710

 1,886,609

 Bank of Montreal Chicago, 0.38%, 9/26/12

 1,886,710

 1,885,859

 Bank of Nova Scotia, 0.32%, 6/11/12

 1,886,710

 471,974

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 472,108

 2,357,132

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 2,358,387

 2,357,076

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 2,358,243

 2,121,311

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 2,122,548

 1,178,535

 National Australia Bank NY, 0.27%, 10/19/11

 1,179,189

 1,650,700

 National Australia Bank NY, 0.31%, 1/9/12

 1,650,871

 2,593,902

 RaboBank Nederland, 0.32%, 4/2/12

 2,594,504

 1,178,827

 Royal Bank of Canada NY, 0.48%, 9/10/12

 1,179,193

 2,355,973

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 2,358,438

 942,610

 Wachovia Corp., 0.38%, 10/15/11

 943,385

 707,576

 Wachovia Corp., 0.48%, 3/1/12

 707,856

 2,357,837

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 2,358,387

 $

 25,943,239

 Commercial Paper:

 942,719

 American Honda Finance, 0.30%, 1/11/12

 $

 943,355

 564,086

 Chariot Funding LLC, 0.16%, 10/17/11

 564,086

 1,886,676

 Chariot Funding LLC, 0.16%, 10/5/11

 1,886,676

 1,650,747

 Chariot Funding LLC, 0.15%,  10/19/11

 1,650,747

 754,251

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 754,251

 1,437,063

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 1,437,063

 1,179,131

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 1,179,131

 2,358,324

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 2,358,324

 1,082,301

 Federal Farm Credit, 0.18%, 8/20/12

 1,082,534

 1,696,611

 General Electric Capital Corp., 0.37%, 4/10/12

 1,698,027

 235,494

 General Electric Capital Corp., 0.42%, 7/27/12

 235,677

 259,356

 General Electric Capital Corp., 0.48%, 11/21/11

 259,494

 1,179,181

 National Australia Funding Delaware, Inc.,, 0.19%, 10/3/11

 1,179,181

 2,121,652

 Nestle Capital Corp., 0.19%, 12/20/11

 2,121,652

 1,885,242

 Nordea NA, 0.28%, 1/9/12

 1,885,242

 1,512,028

 Old Line Funding LLC, 0.17%, 10/5/11

 1,512,028

 707,496

 Old Line Funding LLC, 0.17%, 10/7/11

 707,496

 1,886,467

 Procter & Gamble, 0.14%, 11/3/11

 1,886,467

 1,178,302

 Royal Bank of Canada, 0.30%, 4/30/12

 1,179,193

 1,414,905

 Sanofi Aventis SA, 0.17%, 10/20/11

 1,414,905

 523,796

 Straight-a Funding LLC, 0.19%, 12/9/2011

 523,796

 2,357,821

 Svenska HandelsBanken, 0.38%, 6/29/12

 2,358,387

 1,264,690

 Thunderbay Funding LLC, 0.17%, 10/12/11

 1,264,690

 944,704

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 944,704

 471,467

 Thunderbay Funding LLC, 0.22%,  12/13/11

 471,467

 942,980

 Thunderbay Funding LLC, 0.22%,12/5/11

 942,980

 1,179,081

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 1,179,081

 1,178,733

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 1,178,733

 471,515

 Wells Fargo & Co., 0.34%, 1/24/12

 471,821

 $

 35,271,188

 Tri-party Repurchase Agreements:

 2,358,387

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $2,358,387 plus accrued interest on 10/3/11 collateralized by the following:

 $464,986 U.S. Treasury Bond, 5.0%, 5/15/37

 $1,940,572 U.S. Treasury Note, 1.75%, 5/31/16

 $

 2,358,387

 9,456,943

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $9,456,310 plus accrued interest on 10/3/11 collateralized by $9,646,310

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 9,456,943

 943,355

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $943,355 plus accrued interest on 10/3/11 collateralized by $962,222

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 943,355

 Shares

 $

 12,758,685

 Money Market Mutual Funds:

 3,537,580

 Dreyfus Preferred Money Market Fund

 $

 3,537,580

 3,537,581

 Fidelity Prime Money Market Fund

 3,537,581

 $

 7,075,161

 Total Securities Lending Collateral

 $

 81,048,273

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $109,498,273)

 $

 109,498,273

 TOTAL INVESTMENT IN SECURITIES - 105.4%

 (Cost  $1,299,120,531)

 $

 1,346,628,963

 OTHER ASSETS AND LIABILITIES - (5.4)%

 $

 (69,366,645)

 TOTAL NET ASSETS - 100.0%

 $

 1,277,262,318

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2011, the value of these securities amounted to $59,247,717 or 4.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $1,299,120,531 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 69,902,531

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (22,394,099)

 Net unrealized gain

 $

 47,508,432

 (b)

 At September 30, 2011, the following securities were out on loan:

 Principal

 Amount ($)

 Security

 Value

      1,776,000

 Alcoa, Inc., 6.15%, 8/15/20

 $

          1,812,706

      2,871,000

 BM&FBovespa SA, 5.5%, 7/16/20

          2,856,806

      2,791,000

 Credit Agricole SA, 8.375%, 12/13/49

          2,197,913

      3,305,000

 Enel Finance International SA, 5.125%, 10/7/19 (144A)

          3,179,073

         415,000

 Georgia-Pacific LLC, 5.4%, 11/1/20

             431,463

      1,500,000

 PNC Financial Services Group, Floating Rate Note, 5/29/49

          1,557,230

         200,000

 Ras Laffan Liquefied Natural Gas Co., Ltd., III, 5.832%, 9/30/16 (144A)

             215,760

      2,406,000

 State Street Capital, 8.25%, 1/29/49

          2,411,471

      5,000,000

 U.S. Treasury Notes, 4.375%, 2/15/38

          6,412,725

         500,000

 U.S. Treasury Notes, 4.375%, 11/15/39

             651,005

      8,000,000

 U.S. Treasury Notes, 4.5%, 5/15/38

        10,557,500

      9,000,000

 U.S. Treasury Notes, 4.5%, 8/15/39

        11,828,385

      4,000,000

 U.S. Treasury Notes, 4.625%, 2/15/40

          5,368,316

      5,000,000

 U.S. Treasury Bonds, 5.25%, 11/15/28

          6,921,900

      4,000,000

 U.S. Treasury Notes, 5.375%, 2/15/31

          5,660,220

      8,750,000

 U.S. Treasury Bonds, 2.75%, 2/15/19

          9,552,104

      7,000,000

 U.S. Treasury Notes, 4.5%, 2/15/36

          9,103,605

 Total

 $

        80,718,181

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
7,857,392

$
-

$
7,857,392

 Preferred Stocks

12,555,046

6,843,200

-

19,398,246

 Common Stock

-

-

-

-

 Asset Backed Securities

-

91,791,777

-

91,791,777

 Collateralized Mortgage Obligations

-

219,659,349

164,730

219,824,079

 Corporate Bonds

-

449,930,402

-

449,930,402

 U.S. Government Agency Obligations

-

267,305,351

-

267,305,351

 Foreign Government Bonds

-

664,581

-

664,581

 Municipal Bonds

-

83,966,756

-

83,966,756

 Senior Floating Rate Loan Interests

-

96,392,106

-

96,392,106

 Temporary Cash Investments

-

102,423,112

-

102,423,112

 Money Market Mutual Funds

7,075,161

-

-

7,075,161

 Total

$
19,630,207

$
1,326,834,026

$
164,730

$
1,346,628,963

 Other Financial Instruments*

$
563,379

$
-

$
-

$
563,379

 * Other financial instruments include futures contracts.

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Collateralized

 Mortgage

 Obligations

 Balance as of 6/30/11

$
232,842

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

(68,112
)

 Net purchases (sales)

-

 Transfers in and out of Level 3

-

 Balance as of 9/30/11

$
164,730

-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2011

* Print the name and title of each signing officer under his or her signature.